Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Non-controlling Interest [Abstract]
Non-controlling Interest
20.	Non-controlling Interest

As at December 31, 2025, the carrying value of non-controlling interest (“NCI”) was $1,205,363 which was determined as follows:

	CTFO Mexico	CT Mexico	Total
Balance, December 31, 2024	$—	$—	$—
Net loss allocated to NCI	94,145	1,111,218	1,205,363
Balance, December 31, 2025	$94,145	$1,111,218	$1,205,363